Flight Equipment Held for Operating Lease (Summary Of Distribution Of Operating Lease Revenue By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 404,668	$ 359,409	$ 376,437
Operating lease revenue, Percentage	100.00%	100.00%	100.00%
Europe [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	156,027	152,572	170,328
Operating lease revenue, Percentage	39.00%	43.00%	45.00%
Europe [Member] | UNITED KINGDOM [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	46,281	48,507	45,916
Operating lease revenue, Percentage	11.00%	13.00%	12.00%
Europe [Member] | TURKEY [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	27,069	14,703	12,319
Operating lease revenue, Percentage	7.00%	4.00%	3.00%
Europe [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	82,677	89,362	112,093
Operating lease revenue, Percentage	21.00%	26.00%	30.00%
Asia and South Pacific [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	136,630	96,067	110,736
Operating lease revenue, Percentage	34.00%	27.00%	30.00%
Asia and South Pacific [Member] | INDIA [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	32,675	21,894	39,312
Operating lease revenue, Percentage	8.00%	6.00%	10.00%
Asia and South Pacific [Member] | PHILIPPINES [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	12,947
Operating lease revenue, Percentage	3.00%
Asia and South Pacific [Member] | CHINA [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	47,049	41,332	36,918
Operating lease revenue, Percentage	12.00%	12.00%	10.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	43,959	32,841	34,506
Operating lease revenue, Percentage	11.00%	9.00%	10.00%
North America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	44,960	44,373	45,202
Operating lease revenue, Percentage	11.00%	12.00%	12.00%
North America [Member] | UNITED STATES [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	41,531	40,482	41,311
Operating lease revenue, Percentage	10.00%	11.00%	11.00%
North America [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	3,429	3,891	3,891
Operating lease revenue, Percentage	1.00%	1.00%	1.00%
Mexico South and Central America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	49,849	48,089	31,473
Operating lease revenue, Percentage	12.00%	13.00%	8.00%
Mexico South and Central America [Member] | CHILE [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	28,116	10,055
Operating lease revenue, Percentage	7.00%	3.00%
Mexico South and Central America [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	21,733	38,034	31,473
Operating lease revenue, Percentage	5.00%	10.00%	8.00%
Middle East and Africa [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 17,202	$ 18,308	$ 18,698
Operating lease revenue, Percentage	4.00%	5.00%	5.00%